Consolidated statements of changes in equity - DKK (kr) kr in Thousands		Share capital	Share premium	Retained losses	Total
Equity at beginning of period (As originally reported) at Dec. 31, 2016		kr 26,142	kr 1,441,263	kr (1,200,023)	kr 267,382
Correction of error	[1]	0	(21,175)	21,175	0
Equity at beginning of period (As originally reported) at Dec. 31, 2016		26,142	1,441,263	(1,200,023)	267,382
Net result for the year | As originally reported					(275,258)
Net result for the year		0	0	(274,413)	(274,413)	[1]
Warrant compensation expenses		0	19,311	0	19,311
Capital increases		4,609	569,041	0	573,650
Costs related to capital increases		0	(71,261)	0	(71,261)
Equity at end of period (As originally reported) at Dec. 31, 2017		30,751	1,959,199	(1,475,281)	514,669
Equity at end of period at Dec. 31, 2017		30,751	1,937,179	(1,453,261)	514,669
Restated equity		26,142	1,420,088	(1,178,848)	267,382
Correction of error		0	(22,020)	22,020	0
Equity at beginning of period (As originally reported) at Dec. 31, 2017		30,751	1,959,199	(1,475,281)	514,669
Equity at beginning of period at Dec. 31, 2017		30,751	1,937,179	(1,453,261)	514,669
Net result for the year | As originally reported					581,282
Net result for the year		0	0	581,278	581,278	[1]
Warrant compensation expenses		0	17,472	0	17,472
Capital increases		36	2,826	0	2,862
Costs related to capital increases					(100)
Equity at end of period (As originally reported) at Dec. 31, 2018		30,787	1,979,493	(893,999)	1,116,281
Equity at end of period at Dec. 31, 2018	[1]				1,116,281
Restated equity		30,751	1,937,179	(1,453,261)	514,669
Correction of error		0	(22,016)	22,016	0
Restated equity		30,787	1,957,477	(871,983)	1,116,281
Equity at beginning of period (As originally reported) at Dec. 31, 2018		30,787	1,979,493	(893,999)	1,116,281
Equity at beginning of period at Dec. 31, 2018	[1]				1,116,281
Net result for the year		0	0	(571,541)	(571,541)
Warrant compensation expenses		0	14,764	0	14,764
Capital increases		5,268	692,345	0	697,613
Costs related to capital increases		0	(14,444)	0	(14,444)
Equity at end of period at Dec. 31, 2019		36,055	2,650,142	(1,443,524)	1,242,673
Restated equity		kr 30,787	kr 1,957,477	kr (871,983)	kr 1,116,281

[1]	See note 1 to the consolidated financial statements.